Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES:
Research and development	$ 23,366	$ 12,563
General and administrative	27,862	8,390
General and administrative - fees due to a related party	165	226
Total operating expenses	51,393	21,179
LOSS FROM OPERATIONS:	(51,393)	(21,179)
OTHER INCOME (EXPENSE), NET:
Other income, net	319	73
Foreign exchange losses	(11,702)	(81)
Fair value change of convertible notes	(1,041)	(670)
Fair value change of convertible notes - due to a related party	(730)	(469)
Benefit from R&D tax credit	4,245	2,729
Total other income (expense), net	(8,909)	1,582
Loss before income taxes	(60,302)	(19,597)
Income tax expense	(32)	(15)
Net loss	(60,334)	(19,612)
Other comprehensive income:
Foreign exchange translation adjustment	14,683	337
Comprehensive loss	$ (45,651)	$ (19,275)
Net loss per share attributable to ordinary shareholders—basic and diluted (in dollars per share)	$ (3.55)	$ (2.62)
Weighted average ordinary shares outstanding—basic and diluted (in shares)	16,991,664	7,476,422